Employee share schemes - Schedule of Number of Shares and ADS Issuable (Details) - Share Value Plan shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares £ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares £ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares £ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	31,194	31,194	29,780	29,780	27,975	27,975
Awards granted (in shares)	12,499	12,499	12,023	12,023	11,548	11,548
Awards exercised (in shares)	(9,683)	(9,683)	(9,384)	(9,384)	(8,599)	(8,599)
Awards cancelled (in shares)	(1,213)	(1,213)	(1,225)	(1,225)	(1,144)	(1,144)
Ending balance (in shares)	32,797	32,797	31,194	31,194	29,780	29,780
Weighted average fair value of awards (in pounds per share) | £ / shares	£ 13.15		£ 15.17		£ 12.79
American depositary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	16,580	16,580	16,225	16,225	15,429	15,429
Awards granted (in shares)	6,697	6,697	6,431	6,431	6,449	6,449
Awards exercised (in shares)	(5,191)	(5,191)	(5,199)	(5,199)	(4,856)	(4,856)
Awards cancelled (in shares)	(982)	(982)	(877)	(877)	(797)	(797)
Ending balance (in shares)	17,104	17,104	16,580	16,580	16,225	16,225
Weighted average fair value of awards (in pounds per share) | $ / shares		$ 35.01		$ 39.49		$ 31.65